Related Party Transactions - Transactions with existing related parties-Net (expenses)/revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 192	$ 1,991
Avenir LNG
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	205	346
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(13)	(177)
ECGS
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	1,482
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	258
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 0	$ 82